Average Annual Total Returns - Aggressive Growth Portfolio	Jun. 01, 2021
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.72%
5 Years	14.65%
10 Years	12.97%
Since Inception	10.67%	[1]
Inception Date	Jan. 02, 1990
StandardPoors500CompositeStockIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	10.16%	[1]
Inception Date	Jan. 02, 1990
Class I
Average Annual Return:
1 Year	37.99%
5 Years	16.23%
10 Years	12.31%
Since Inception	10.80%	[1]
Inception Date	Jan. 02, 1990
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	33.62%
5 Years	13.22%
10 Years	10.41%
Since Inception	9.57%	[1]
Inception Date	Jan. 02, 1990
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	25.51%
5 Years	12.40%
10 Years	9.76%
Since Inception	9.29%	[1]
Inception Date	Jan. 02, 1990
Class A
Average Annual Return:
1 Year	30.77%
5 Years
10 Years
Since Inception	15.23%	[1]
Inception Date	May 31, 2016
Class C
Average Annual Return:
1 Year	35.64%
5 Years
10 Years
Since Inception	15.66%	[1]
Inception Date	May 31, 2016

[1]	Inception date for Class I shares was January 2, 1990. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.